Investment Objectives and Goals - XFUNDSTM 1-3 Month BOX ETF	Aug. 10, 2026
Prospectus [Line Items]
Risk/Return [Heading]	XFUNDS™1-3 MONTH BOX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The XFUNDS™ 1-3 Month Box ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, equals or exceeds the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market.